Shareholders' Equity - Reconciliation of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	$ 55,771	$ 51,232	$ 55,387
Changes in unrealized gains (losses)	(60)	1,500	(13,656)
Changes in unrealized gains (losses)	(676)	(252)	(75)
Changes in unrealized gains (losses)	245	(262)	526
Changes in unrealized gains (losses)	(490)	986	(13,205)
Transfer of securities from available-for-sale to held-to-maturity			0
Foreign currency translation adjustment	18	21	(10)
Reclassification to earnings of realized (gains) losses	910	748	544
Applicable income taxes	(106)	(444)	3,207
Ending Balance	59,040	55,771	51,232
Changes in debit valuation adjustments	1	0	0
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(10,096)	(11,407)	(1,943)
Ending Balance	(9,764)	(10,096)	(11,407)
Unrealized Gains (Losses) on Investment Securities Available-For-Sale
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(5,151)	(6,378)	540
Changes in unrealized gains (losses)	(60)	1,500	(13,656)
Transfer of securities from available-for-sale to held-to-maturity			4,413
Reclassification to earnings of realized (gains) losses	154	145	(20)
Applicable income taxes	(21)	(418)	2,345
Ending Balance	(5,078)	(5,151)	(6,378)
Unrealized Gains (Losses) on Investment Securities Transferred From Available-For-Sale to Held-To-Maturity
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(3,537)	(3,933)	(935)
Transfer of securities from available-for-sale to held-to-maturity			(4,413)
Reclassification to earnings of realized (gains) losses	499	530	400
Applicable income taxes	(127)	(134)	1,015
Ending Balance	(3,165)	(3,537)	(3,933)
Unrealized Gains (Losses) on Derivative Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(242)	(114)	(85)
Changes in unrealized gains (losses)	(676)	(252)	(75)
Reclassification to earnings of realized (gains) losses	258	80	36
Applicable income taxes	107	44	10
Ending Balance	(553)	(242)	(114)
Unrealized Gains (Losses) on Retirement Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(1,138)	(939)	(1,426)
Changes in unrealized gains (losses)	245	(262)	526
Reclassification to earnings of realized (gains) losses	(1)	(7)	128
Applicable income taxes	(61)	70	(167)
Ending Balance	(955)	(1,138)	(939)
Debit Valuation Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	0
Ending Balance	1	0
Changes in debit valuation adjustments	1
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(28)	(43)	(37)
Foreign currency translation adjustment	18	21	(10)
Applicable income taxes	(4)	(6)	4
Ending Balance	$ (14)	$ (28)	$ (43)